Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Finance income:
Interest income	$ 964	$ 955	$ 1,100
Dividend income	168	97	209
Other finance income	236	693
Total finance income	1,368	1,745	1,309
Finance costs:
Interest expenses	(20,460)	(19,802)	(18,332)
Loss on debt swap			(6,141)
Other finance costs	(1,119)	(739)	(665)
Subtotal finance costs	(21,579)	(20,541)	(25,138)
Capitalized finance costs	114	293	173
Total finance costs	(21,465)	(20,248)	(24,965)
Other financial results:
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(10,479)	2,433	(2,083)
Exchange rate differences, net	(6,274)	1,248	(13,520)
Gain from repurchase of negotiable obligations	2,886
Gain from derivative financial instruments, net	(467)	515	400
Total other financial results	(14,334)	4,196	(15,203)
Inflation adjustment	90	(528)	(882)
Total financial results, net	$ (34,341)	$ (14,835)	$ (39,741)